UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21575

                                                     Bryce Capital Funds      Bryce Capital Value Series

(Exact name of registrant as specified in charter)

              2 Thornell Road,                         Pittsford, NY                               14534

(Address of principal executive offices)               (Zip code)

              Dennis Lohouse, Bryce Capital Funds, 2 Thornell Rd., Pittsford, NY 14534

(Name and address of agent for service)

Registrant's telephone number, including area code:         585-381-2990

Date of fiscal year end:  6/30

Date of reporting period: 3/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Bryce Capital Funds
Bryce Capital Value Series
Schedule of Investments (unaudited)
March 31, 2006

	Shares	Value
COMMON STOCK - 99.0%
Consumer Discretionary - 11.9%
Alida Inc.	3600	119,520
Gildan Activewear Inc.+	2125	100,980
Guess Inc.+	3050	119,286
Jakks Pacific Inc.+	4150	110,971
Lennox International Inc.	3450	103,017
O'Reilly Automotive, Inc.+	3100	113,336

TOAL CONSUMER DISCRETIONARY		667,110

Consumer Staples -5.5%
Casey's General Stores Inc.+	3875	88,621
Church & Dwight Inc.+	2875	106,145
Deans Foods Co.+	2850	110,666

TOTAL CONSUMER STAPLES		305,432

Energy - 9.5%
ATP Oil & Gas Corp.+	2700	118,557
Giant Industries, Inc.+	1750	121,695
Helix Energy Solutions Group, Inc.+	2400	90,960
Oil States International, Inc.+	2400	88,440
Range Resources Corporation	4150	113,337

TOTAL ENERGY		532,989

Financials - 23.4%
Ace Limited+	1900	98,819
Cash America International+	3900	117,078
Genworth Financial Inc.	3075	102,797
Goldman Sachs Group, Inc.	700	109,872
Lazard Ltd.+	2675	118,369
Lehman Brothers Holdings, Inc.	720	104,062
Mellon Finanacial Corporation	2950	105,020
MetLife Inc.	2150	103,996
Morgan Stanley	1750	109,935
Northern Trust Corp.	2000	105,000
Piper Jaffray Companies, Inc.	2325	127,875
Prudential Financial	1350	102,344

TOTAL FINANCIALS		1,305,167

Health Care - 9.7%
Davita, Inc.+	1850	111,389
Health Net Inc.+	2200	111,804
McKesson, Inc.	2025	105,563
Pediatrix Medical Group, Inc.+	1100	112,904
Psychiatric Solutions Inc.+	3125	103,531

TOTAL HEALTH CARE		545,191

Industrials - 20.6%
Ametek, Inc.	2450	110,152
Armor Holdings Inc.+	2000	116,580
BE Aerospace, Inc.+	4475	112,412
Celadon Group, Inc.+	4650	101,789
Encore Wire Corp.+	4050	137,214
Gehl Company+	3475	115,092
Jacobs Engineering Group Inc.+	1225	106,257
Mobile Mini, Inc.+	3950	122,134
OshKosh Truck Corporation+	1875	116,700
Precision Castparts Corp.	1870	111,078

TOTAL INDUSTRIALS		1,149,408

Information Technology - 8.9%
Aladdin Knowledge Systems Ltd.+	5225	117,301
Brightpoint Inc.+	4350	135,111
Diodes Inc.+	3075	127,613
Seagate Technologies+	4375	115,194

TOTAL INFORMATION TECHNOLOGY		495,219

Materials - 10.5%
Carpenter Technology Corp.+	1275	120,513
Cleveland Cliffs Inc.	1175	102,366
Eagle Materials Inc.+	2075	132,302
Metal Management+	3925	124,226
Universal Forest Products	1675	106,346

TOTAL MATERIALS		585,753

TOTAL COMMON STOCK (COST $4,407,381)		5,586,269

OTHER ASSETS - 1.0%		57,114
Bank of New York Money Market Fund		57,114

TOTAL OTHER ASSETS - 1.0%		57,114

TOTAL INVESTMENTS IN SECURITIES - 100%		$ 5,643,383
(cost $4,464,495)

TOTAL NET ASSETS - 100.0%		$ 5,643,383

+Non-income producing security

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation		1,193,273
Gross Unrealized Depreciation		(14,389)

Net Unrealized Appreciation (Depreciation)		$ 1,178,884

The Fund's schedule of investments as of the date on the cover of this report has not been audited.
This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please visit brycefunds.com or call the Bryce Funds at 1-866-62BRYCE for a free copy of the Fund's most recent prospectus and semi-annual report.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bryce Capital Funds

By (Signature and Title)

*/s/ Edmond D. Sheidlower

       Edmond D. Sheidlower, President

Date      4/25/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Edmond D. Sheidlower

        Edmond D. Sheidlower, President

Date      4/25/06

By (Signature and Title)

*/s/ Dennis E. Lohouse

       Dennis E. Lohouse, CFA, Treasurer

Date      4/25/06